Employee Benefit Plans (Details)	12 Months Ended
	Dec. 31, 2015 USD ($) Age	Dec. 31, 2014 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Age to participate in the plan | Age	21
Minimum requirement to enter the Plan	1 year
Matching employer contributions percent	25.00%
Matching employer contributions, participants contributions, percent	6.00%
Employer basic and matching contributions	5 years
Vested Employee contributions	100.00%
Employer basic and matching contributions totaled	$ 72,000	$ 63,000
Document Period End Date	Dec. 31, 2015
Obligation under the plans	$ 2,400,000	2,300,000
Expense attributable to plan	7,731,000	7,307,000
Bank's supplemental employee retirement plan	15,000,000	14,600,000
Supplemental Employee Retirement Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expense attributable to plan	$ 185,000	$ 231,000
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Voluntary participant contributions rate	1.00%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Voluntary participant contributions rate	75.00%